CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash		$ 139,164	$ 205,238
Prepaid expenses and advances		245	54,766
Due from optionees	[1]	12,751	61,249
VAT receivables		1,769	21,922
Other receivables		7,226	28,494
Current assets		161,155	371,669
Non-current assets
Property deposits	[2]	1,439	1,561
Tax deposits	[2]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,920
Equipment	[3]	2,090	5,296
Investment in PorMining	[1]	765	765
Deposit - Akkerman Finland OY	[4]	14,155	0
Assets, Noncurrent		227,570	216,743
Total assets		388,725	588,412
Current liabilities
Accounts payable and accrued liabilities		130,019	162,566
Accounts payable owed by optionees		0	61,249
Due to related parties	[5]	671,019	754,296
Current portion of long-term loan		2,524	7,900
Current liabilities		803,562	986,011
Non-current liabilities
Long-term loan	[6]	0	2,738
Non-current liabilities		0	2,738
Shareholders' (deficiency)
Share capital	[7]	9,994,487	9,994,879
Reserves	[7]	6,980,564	6,988,675
Deficit		(17,389,888)	(17,383,891)
Equity		(414,837)	(400,337)
Total shareholders' (deficiency) and liabilities		$ 388,725	$ 588,412

[1]	Note 5.
[2]	Note 6.
[3]	Note 4.
[4]	Note 16.
[5]	Note 8.
[6]	Note 9.
[7]	Note 7.